Other Income (Expense), Net	6 Months Ended
Mar. 31, 2023
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSE), NET

NOTE 17 – OTHER INCOME (EXPENSE), NET

For the six months ended March 31, 2023, other income mainly consists of government grants of $333,999 and other net miscellaneous income of $77,763.

For the six months ended March 31, 2022, other income mainly consists of government grants of $321,658 and other net miscellaneous expenses of ($32,137).